Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and balances at central banks	$ 267,674	$ 285,868	$ 327,002
Hong Kong Government certificates of indebtedness	42,293	42,024
Trading assets	314,842	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	115,769	110,643
Derivatives	268,637	229,714
Due from and placements with banks and other financial institutions	102,039	112,902
Loans and advances to customers	930,658	938,535	923,561
– personal	444,698	444,655
– corporate and commercial	403,949	419,852
– financial	82,011	74,028
Reverse repurchase agreements – non-trading	252,549	252,217
Financial investments	493,166	442,763
Assets held for sale	26,356	115,332
Accrued income and other financial assets	109,336	129,203
Financial assets	2,923,319	2,948,360
Non-financial assets	93,729	90,317
Total assets	3,017,048	3,038,677	2,949,286
Off-balance sheet commitments received
Loan and other credit-related commitments	41,875	39,836
Financial liabilities
Hong Kong currency notes in circulation	42,293	42,024
Deposits by banks	73,997	73,163
Customer accounts	1,654,955	1,611,647	1,570,303
– personal	823,303	802,817
– corporate and commercial	635,593	615,076
– financial	196,059	193,754
Repurchase agreements – non-trading	180,880	172,100
Trading liabilities	65,982	73,150
Financial liabilities designated at fair value	138,727	141,426
Derivatives	264,448	234,772
Debt securities in issue	105,785	93,917
Liabilities of disposal groups held for sale	7,178	108,006
Accruals and other financial liabilities	122,049	136,693
Subordinated liabilities	25,958	24,954
Financial liabilities	2,682,252	2,711,852
Non-financial liabilities	142,523	134,215
Total liabilities	2,824,775	2,846,067
Off-balance sheet commitments given
Loan and other credit-related commitments	861,578	897,150
Disposal groups held for sale
Financial assets
Non-financial assets	900	900
Financial liabilities
Non-financial liabilities	21,800	400
Off-balance sheet commitments given
Unallocated impairment losses	30	2,000
HSBC Holdings
Financial assets
Trading assets	709	0
Cash and balances with HSBC undertakings	2,548	7,029	$ 3,210
Derivatives	3,054	3,344
Due from and placements with banks and other financial institutions	37,677	27,354
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	61,286	59,879
Financial investments	10,328	19,558
Accrued income and other financial assets	4,081	4,859
Financial assets	119,683	122,023
Non-financial assets	154,574	163,146
Total assets	274,257	285,169
Financial liabilities
Amounts owed to HSBC undertakings	231	168
Financial liabilities designated at fair value	41,582	43,638
Derivatives	5,340	6,090
Debt securities in issue	64,320	65,239
Accruals and other financial liabilities	3,075	4,269
Subordinated liabilities	23,548	24,439
Financial liabilities	138,096	143,843
Non-financial liabilities	22	20
Total liabilities	138,118	143,863
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
– personal
Off-balance sheet commitments given
Loan and other credit-related commitments	253,522	257,692
– corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	461,159	473,027
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments	146,897	166,431
Debt securities in issue
Financial liabilities
Financial liabilities	205,564	197,747
Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	33,267	35,189
Financial liabilities	97,588	100,428
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	1,253	1,273
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	99,168	103,251
Debt securities in issue	100,362	89,250
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	9,316	11,476
– subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	8,315	8,449
– other
Financial liabilities
Financial liabilities designated at fair value	30,243	26,699
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	4,170	3,394
Due not more than 1 month
Financial assets
Cash and balances at central banks	267,674	285,868
Hong Kong Government certificates of indebtedness	42,293	42,024
Trading assets	311,277	284,865
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,329	5,530
Derivatives	264,689	227,343
Due from and placements with banks and other financial institutions	69,778	76,524
Loans and advances to customers	135,250	142,803
– personal	45,221	44,105
– corporate and commercial	78,170	83,281
– financial	11,859	15,417
Reverse repurchase agreements – non-trading	179,590	164,826
Financial investments	35,780	48,969
Assets held for sale	2,711	39,882
Accrued income and other financial assets	94,803	114,480
Financial assets	1,410,174	1,433,114
Non-financial assets	0	0
Total assets	1,410,174	1,433,114
Off-balance sheet commitments received
Loan and other credit-related commitments	41,875	39,836
Financial liabilities
Hong Kong currency notes in circulation	42,293	42,024
Deposits by banks	54,714	52,747
Customer accounts	1,382,204	1,343,858
– personal	640,031	621,112
– corporate and commercial	564,693	545,207
– financial	177,480	177,539
Repurchase agreements – non-trading	168,075	158,882
Trading liabilities	58,069	66,548
Financial liabilities designated at fair value	19,037	22,080
Derivatives	262,928	233,134
Debt securities in issue	5,761	6,891
Liabilities of disposal groups held for sale	5,356	69,868
Accruals and other financial liabilities	99,424	111,559
Subordinated liabilities	0	0
Financial liabilities	2,097,861	2,107,591
Non-financial liabilities	0	0
Total liabilities	2,097,861	2,107,591
Off-balance sheet commitments given
Loan and other credit-related commitments	861,181	895,140
Due not more than 1 month | HSBC Holdings
Financial assets
Trading assets	709
Cash and balances with HSBC undertakings	2,548	7,029
Derivatives	2,339	2,217
Due from and placements with banks and other financial institutions	8,500	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	6,141	10,365
Accrued income and other financial assets	2,719	3,511
Financial assets	22,956	23,122
Non-financial assets	0	0
Total assets	22,956	23,122
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	1,502	2,452
Debt securities in issue	0	0
Accruals and other financial liabilities	351	1,437
Subordinated liabilities	0	0
Financial liabilities	1,853	3,889
Non-financial liabilities	0	0
Total liabilities	1,853	3,889
Due not more than 1 month | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	253,522	256,272
Due not more than 1 month | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	460,762	472,507
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	146,897	166,361
Due not more than 1 month | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	8,431	10,383
Debt securities in issue	5,250	6,444
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	10,606	11,697
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	511	447
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	1,374	2,010
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,497	697
Derivatives	401	138
Due from and placements with banks and other financial institutions	16,300	18,662
Loans and advances to customers	69,955	66,425
– personal	10,236	9,558
– corporate and commercial	52,618	50,268
– financial	7,101	6,599
Reverse repurchase agreements – non-trading	36,552	43,893
Financial investments	74,850	69,816
Assets held for sale	170	2,929
Accrued income and other financial assets	6,831	6,574
Financial assets	207,930	211,144
Non-financial assets	0	0
Total assets	207,930	211,144
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	1,595	2,758
Customer accounts	168,423	138,117
– personal	111,341	84,909
– corporate and commercial	45,047	43,562
– financial	12,035	9,646
Repurchase agreements – non-trading	10,340	10,311
Trading liabilities	4,933	6,302
Financial liabilities designated at fair value	8,732	8,366
Derivatives	2	113
Debt securities in issue	10,915	6,664
Liabilities of disposal groups held for sale	223	5,231
Accruals and other financial liabilities	11,827	11,827
Subordinated liabilities	0	13
Financial liabilities	216,990	189,702
Non-financial liabilities	0	0
Total liabilities	216,990	189,702
Off-balance sheet commitments given
Loan and other credit-related commitments	74	95
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	4,187	6,017
Accrued income and other financial assets	856	860
Financial assets	5,043	6,877
Non-financial assets	0	0
Total assets	5,043	6,877
Financial liabilities
Amounts owed to HSBC undertakings	231	168
Financial liabilities designated at fair value	0	0
Derivatives	89	209
Debt securities in issue	0	0
Accruals and other financial liabilities	1,713	1,599
Subordinated liabilities	0	1,987
Financial liabilities	2,033	3,963
Non-financial liabilities	0	0
Total liabilities	2,033	3,963
Due over 1 month but not more than 3 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	21
Due over 1 month but not more than 3 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	74	74
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 month but not more than 3 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	4,148	2,760
Debt securities in issue	10,868	6,620
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	1,995
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	4,584	3,611
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	47	44
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	679	637
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,218	821
Derivatives	709	134
Due from and placements with banks and other financial institutions	3,871	6,487
Loans and advances to customers	53,557	52,218
– personal	7,634	6,960
– corporate and commercial	38,440	38,250
– financial	7,483	7,008
Reverse repurchase agreements – non-trading	15,054	23,840
Financial investments	50,650	44,493
Assets held for sale	215	7,041
Accrued income and other financial assets	4,127	4,404
Financial assets	130,080	140,075
Non-financial assets	0	0
Total assets	130,080	140,075
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	2,227	2,324
Customer accounts	58,928	78,611
– personal	41,429	61,286
– corporate and commercial	14,708	14,525
– financial	2,791	2,800
Repurchase agreements – non-trading	1,176	1,759
Trading liabilities	2,873	300
Financial liabilities designated at fair value	5,890	7,823
Derivatives	6	25
Debt securities in issue	10,330	10,816
Liabilities of disposal groups held for sale	42	5,479
Accruals and other financial liabilities	5,415	6,007
Subordinated liabilities	1,719	0
Financial liabilities	88,606	113,144
Non-financial liabilities	0	0
Total liabilities	88,606	113,144
Off-balance sheet commitments given
Loan and other credit-related commitments	12	126
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	24	0
Due from and placements with banks and other financial institutions	120	120
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	0	898
Accrued income and other financial assets	292	254
Financial assets	436	1,272
Non-financial assets	0	0
Total assets	436	1,272
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	144	7
Debt securities in issue	0	816
Accruals and other financial liabilities	831	1,049
Subordinated liabilities	1,541	0
Financial liabilities	2,516	1,872
Non-financial liabilities	0	0
Total liabilities	2,516	1,872
Due over 3 months but not more than 6 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	30
Due over 3 months but not more than 6 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	12	26
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	70
Due over 3 months but not more than 6 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,557	5,748
Debt securities in issue	10,263	10,754
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	2,333	2,075
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	67	62
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	337	363
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	810	753
Derivatives	377	71
Due from and placements with banks and other financial institutions	4,264	2,689
Loans and advances to customers	36,945	40,135
– personal	6,705	6,422
– corporate and commercial	22,858	24,685
– financial	7,382	9,028
Reverse repurchase agreements – non-trading	3,715	6,708
Financial investments	15,907	16,348
Assets held for sale	401	4,176
Accrued income and other financial assets	648	550
Financial assets	63,404	71,793
Non-financial assets	0	0
Total assets	63,404	71,793
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	653	381
Customer accounts	19,062	20,832
– personal	13,429	14,794
– corporate and commercial	3,991	4,605
– financial	1,642	1,433
Repurchase agreements – non-trading	450	300
Trading liabilities	7	0
Financial liabilities designated at fair value	4,765	7,197
Derivatives	3	9
Debt securities in issue	7,332	6,896
Liabilities of disposal groups held for sale	2	6,728
Accruals and other financial liabilities	1,013	1,205
Subordinated liabilities	16	0
Financial liabilities	33,303	43,548
Non-financial liabilities	0	0
Total liabilities	33,303	43,548
Off-balance sheet commitments given
Loan and other credit-related commitments	85	72
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	0	750
Accrued income and other financial assets	203	229
Financial assets	203	979
Non-financial assets	0	0
Total assets	203	979
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,012	0
Derivatives	44	59
Debt securities in issue	0	2,158
Accruals and other financial liabilities	129	127
Subordinated liabilities	0	0
Financial liabilities	1,185	2,344
Non-financial liabilities	0	0
Total liabilities	1,185	2,344
Due over 6 months but not more than 9 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	46
Due over 6 months but not more than 9 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	85	26
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 6 months but not more than 9 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,885	6,225
Debt securities in issue	7,268	6,838
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	1,011	0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,012	0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	869	972
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	64	58
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	774	555
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,570	581
Derivatives	164	35
Due from and placements with banks and other financial institutions	2,922	3,281
Loans and advances to customers	38,985	36,323
– personal	6,197	6,127
– corporate and commercial	25,292	24,566
– financial	7,496	5,630
Reverse repurchase agreements – non-trading	6,659	5,126
Financial investments	20,465	18,603
Assets held for sale	711	3,261
Accrued income and other financial assets	579	698
Financial assets	72,829	68,463
Non-financial assets	0	0
Total assets	72,829	68,463
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	3,924	94
Customer accounts	17,389	17,724
– personal	11,109	12,465
– corporate and commercial	4,748	3,393
– financial	1,532	1,866
Repurchase agreements – non-trading	473	847
Trading liabilities	100	0
Financial liabilities designated at fair value	5,600	6,239
Derivatives	1	47
Debt securities in issue	7,239	6,427
Liabilities of disposal groups held for sale	107	6,541
Accruals and other financial liabilities	1,241	1,414
Subordinated liabilities	0	0
Financial liabilities	36,074	39,333
Non-financial liabilities	0	0
Total liabilities	36,074	39,333
Off-balance sheet commitments given
Loan and other credit-related commitments	49	171
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	13	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	0	757
Accrued income and other financial assets	11	5
Financial assets	24	762
Non-financial assets	0	0
Total assets	24	762
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	45	75
Debt securities in issue	0	0
Accruals and other financial liabilities	31	34
Subordinated liabilities	0	0
Financial liabilities	76	109
Non-financial liabilities	0	0
Total liabilities	76	109
Due over 9 months but not more than 1 year | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	107
Due over 9 months but not more than 1 year | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	49	64
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 9 months but not more than 1 year | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	4,362	5,390
Debt securities in issue	7,178	6,372
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,238	849
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	61	55
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	401	165
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,010	4,839
Derivatives	364	383
Due from and placements with banks and other financial institutions	2,276	2,756
Loans and advances to customers	89,061	94,206
– personal	19,683	19,606
– corporate and commercial	54,832	61,612
– financial	14,546	12,988
Reverse repurchase agreements – non-trading	7,400	6,113
Financial investments	54,125	46,124
Assets held for sale	513	17,085
Accrued income and other financial assets	498	220
Financial assets	158,648	171,891
Non-financial assets	0	0
Total assets	158,648	171,891
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	507	1,458
Customer accounts	6,482	7,785
– personal	3,983	5,507
– corporate and commercial	1,968	2,165
– financial	531	113
Repurchase agreements – non-trading	171	1
Trading liabilities	0	0
Financial liabilities designated at fair value	17,013	16,679
Derivatives	43	73
Debt securities in issue	14,724	6,317
Liabilities of disposal groups held for sale	0	4,730
Accruals and other financial liabilities	902	1,053
Subordinated liabilities	0	1,790
Financial liabilities	39,842	39,886
Non-financial liabilities	0	0
Total liabilities	39,842	39,886
Off-balance sheet commitments given
Loan and other credit-related commitments	6	439
Due over 1 year but not more than 2 years | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	243	18
Due from and placements with banks and other financial institutions	1,640	1,016
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	5,835	3,815
Financial investments	0	771
Accrued income and other financial assets	0	0
Financial assets	7,718	5,620
Non-financial assets	0	0
Total assets	7,718	5,620
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	3,641	5,287
Derivatives	209	558
Debt securities in issue	14,897	4,920
Accruals and other financial liabilities	0	0
Subordinated liabilities	0	1,600
Financial liabilities	18,747	12,365
Non-financial liabilities	0	0
Total liabilities	18,747	12,365
Due over 1 year but not more than 2 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	279
Due over 1 year but not more than 2 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	6	160
Due over 1 year but not more than 2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 year but not more than 2 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	2,755	3,816
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	14,660	14,090
Debt securities in issue	14,060	6,129
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	886	1,471
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	886	1,471
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,467	1,118
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	664	188
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	0	564
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	11,503	11,917
Derivatives	524	570
Due from and placements with banks and other financial institutions	2,236	2,328
Loans and advances to customers	176,645	175,381
– personal	53,434	54,365
– corporate and commercial	102,637	106,598
– financial	20,574	14,418
Reverse repurchase agreements – non-trading	3,579	1,711
Financial investments	143,870	106,117
Assets held for sale	2,465	33,015
Accrued income and other financial assets	346	764
Financial assets	341,168	332,367
Non-financial assets	0	0
Total assets	341,168	332,367
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	9,919	13,064
Customer accounts	2,353	4,616
– personal	1,981	2,742
– corporate and commercial	332	1,527
– financial	40	347
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	43,274	39,497
Derivatives	192	1,223
Debt securities in issue	22,311	27,452
Liabilities of disposal groups held for sale	0	7,918
Accruals and other financial liabilities	1,489	1,491
Subordinated liabilities	861	897
Financial liabilities	80,399	96,158
Non-financial liabilities	0	0
Total liabilities	80,399	96,158
Off-balance sheet commitments given
Loan and other credit-related commitments	57	807
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	162	675
Due from and placements with banks and other financial institutions	6,739	6,783
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	31,547	26,284
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	38,448	33,742
Non-financial assets	0	0
Total assets	38,448	33,742
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	16,907	19,604
Derivatives	794	1,318
Debt securities in issue	24,395	33,735
Accruals and other financial liabilities	0	0
Subordinated liabilities	836	880
Financial liabilities	42,932	55,537
Non-financial liabilities	0	0
Total liabilities	42,932	55,537
Due over 2 years but not more than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	745
Due over 2 years but not more than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	57	62
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	15,036	16,175
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	1,253	1,273
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	38,259	34,757
Debt securities in issue	20,538	25,318
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	1,871	3,429
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,871	3,429
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	3,144	1,311
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	520	861
Due over 5 years
Financial assets
Cash and balances at central banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	88,832	85,505
Derivatives	1,409	1,040
Due from and placements with banks and other financial institutions	392	175
Loans and advances to customers	330,260	331,044
– personal	295,588	297,512
– corporate and commercial	29,102	30,592
– financial	5,570	2,940
Reverse repurchase agreements – non-trading	0	0
Financial investments	97,519	92,293
Assets held for sale	19,170	7,943
Accrued income and other financial assets	1,504	1,513
Financial assets	539,086	519,513
Non-financial assets	93,729	90,317
Total assets	632,815	609,830
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	458	337
Customer accounts	114	104
– personal	0	2
– corporate and commercial	106	92
– financial	8	10
Repurchase agreements – non-trading	195	0
Trading liabilities	0	0
Financial liabilities designated at fair value	34,416	33,545
Derivatives	1,273	148
Debt securities in issue	27,173	22,454
Liabilities of disposal groups held for sale	1,448	1,511
Accruals and other financial liabilities	738	2,137
Subordinated liabilities	23,362	22,254
Financial liabilities	89,177	82,490
Non-financial liabilities	142,523	134,215
Total liabilities	231,700	216,705
Off-balance sheet commitments given
Loan and other credit-related commitments	114	300
Due over 5 years | HSBC Holdings
Financial assets
Trading assets	0
Cash and balances with HSBC undertakings	0	0
Derivatives	286	434
Due from and placements with banks and other financial institutions	20,665	19,435
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	23,904	29,780
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	44,855	49,649
Non-financial assets	154,574	163,146
Total assets	199,429	212,795
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	20,022	18,747
Derivatives	2,513	1,412
Debt securities in issue	25,028	23,610
Accruals and other financial liabilities	20	23
Subordinated liabilities	21,171	19,972
Financial liabilities	68,754	63,764
Non-financial liabilities	22	20
Total liabilities	68,776	63,784
Due over 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	192
Due over 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	114	108
Due over 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	15,476	15,198
Due over 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	22,866	23,898
Debt securities in issue	24,937	20,775
Due over 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	5,548	4,581
Due over 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	4,546	3,549
Due over 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	6,002	5,066
Due over 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	$ 2,236	$ 1,679